INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 113
2026	105
2027	90
2028	80
2029	74
Thereafter	1,157
Total amortization expense	$ 1,619	$ 179